Deferred revenues and contract liabilities	6 Months Ended
Jun. 30, 2022
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Deferred revenues and contract liabilities
Note 12. Deferred revenues and contract liabilities

	As of December 31, 2021	As of June 30, 2022

	$ in thousands
Deferred revenues and contract liabilities	301	400

Total Deferred revenue and contract liabilities	301	400

Deferred revenues and contracts liabilities consist primarily of $
0.2
million deferred revenue on Therapeutics segment’s license agreements and $
0.1
million deferred revenue on a Plants segment’s collaboration agreement.